Summary of Deposit Liabilities (Details) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021
Disclosure Of Deposits From Customers [Line Items]
Demand	$ 179,054
Notice	797,015
Term	339,105
Total deposits	1,315,174	$ 1,261,921
Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	720,332
United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	551,889
International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	42,953
Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	24,239
Notice	577,307
Term	51,200
Total deposits	652,746	633,498
Personal [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	301,449
Personal [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	351,297
Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	14,291
Notice	627
Term	9,364
Total deposits	24,282	20,917
Bank Deposits [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	22,167
Bank Deposits [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	148
Bank Deposits [member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	1,967
Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	140,524
Notice	219,081
Term	122,905
Total deposits	482,510	470,710
Business and government [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	324,663
Business and government [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	155,533
Business and government [member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	2,314
Personal Banks Business And Goverment [Member]
Disclosure Of Deposits From Customers [Line Items]
Demand	179,054
Notice	797,015
Term	183,469
Total deposits	1,159,538	1,125,125
Personal Banks Business And Goverment [Member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	648,279
Personal Banks Business And Goverment [Member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	506,978
Personal Banks Business And Goverment [Member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	4,281
Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term	20,549
Total deposits	20,549	22,891
Trading deposits [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	11,011
Trading deposits [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	2,178
Trading deposits [member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	7,360
Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Term	135,087
Total deposits	135,087	113,905
Deposits designated at fair value through profit or loss [member] | Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	61,042
Deposits designated at fair value through profit or loss [member] | United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	42,733
Deposits designated at fair value through profit or loss [member] | International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	31,312
Non interest bearing deposits [member] | Domestic Offices [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	73,222	72,705
Non interest bearing deposits [member] | Foreign Offices [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	85,647	82,756
Interest bearing deposits 1 [member] | Domestic Offices [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	647,110	626,562
Interest bearing deposits 1 [member] | Foreign Offices [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	509,187	479,890
Interest bearing deposits 1 [member] | US federal funds deposited [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	$ 8	$ 8